Fair values of financial assets and liabilities - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	£ 7,900		£ 10,764
Loans and advances to customers	459,857		449,745
Reverse repurchase agreements	49,476		38,771
Debt securities:
Asset-backed securities	0		4
Corporate and other debt securities	7,396		7,305
Total debt instruments held	14,544		15,355
Total trading assets	25,450		21,638
Contracts held with reinsurers	422	£ 5,418	442
Total other financial assets mandatorily held at fair value through profit or loss	190,475		181,680
Total financial assets at fair value through profit or loss	215,925		203,318
Total financial assets at fair value through other comprehensive income	30,690		27,592
Collective investment vehicles and limited partnerships
Debt securities:
Maximum exposure to loss from interests in structured entities	86,630		76,426
Insurance and participating investment contracts
Debt securities:
Total financial assets at fair value through profit or loss	185,201		176,475
Held for trading £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	621		23
Reverse repurchase agreements	20,466		17,413
Debt securities:
Government securities	3,473		3,596
Asset-backed securities	149		77
Corporate and other debt securities	741		529
Total debt instruments held	4,363		4,202
Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	2,787		3,127
Loans and advances to customers	8,428		9,882
Debt securities:
Government securities	7,093		8,009
Other public sector securities	2,288		2,310
Bank and building society certificates of deposit	8,667		7,504
Asset-backed securities	652		513
Corporate and other debt securities	16,883		20,125
Total debt instruments held	35,583		38,461
Treasury and other bills	32		51
Equity shares	133,118		118,735
Contracts held with reinsurers	10,527		11,424
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15,261		14,141
Asset-backed securities	197		173
Corporate and other debt securities	14,907		13,046
Total debt instruments held	30,365		27,360
Equity shares	325		232
Total financial assets at fair value through other comprehensive income	30,690		27,592
Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	246,615		230,910
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0		0
Loans and advances to customers	0		0
Reverse repurchase agreements	0		0
Debt securities:
Asset-backed securities	0		4
Corporate and other debt securities	7,396		7,305
Total debt instruments held	0		0
Total trading assets	3,473
Total other financial assets mandatorily held at fair value through profit or loss	138,890		125,260
Total financial assets at fair value through profit or loss	142,363		128,856
Level 1 £m | Financial assets at fair value through profit or loss
Debt securities:
Total trading assets			3,596
Level 1 £m | Held for trading £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0		0
Reverse repurchase agreements	0		0
Debt securities:
Government securities	3,473		3,596
Asset-backed securities	0		0
Corporate and other debt securities	0		0
Total debt instruments held	3,473		3,596
Level 1 £m | Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0		0
Loans and advances to customers	0		0
Debt securities:
Government securities	7,091		8,005
Other public sector securities	0		10
Bank and building society certificates of deposit	0		0
Asset-backed securities	0		0
Corporate and other debt securities	0		0
Total debt instruments held	7,091		8,015
Treasury and other bills	32		51
Equity shares	131,767		117,194
Contracts held with reinsurers	0		0
Level 1 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15,146		14,093
Asset-backed securities	0		0
Corporate and other debt securities	1,152		956
Total debt instruments held	16,298		15,049
Equity shares	0		0
Total financial assets at fair value through other comprehensive income	16,298		15,049
Level 1 £m | Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	158,661		143,905
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0		0
Loans and advances to customers	0		0
Reverse repurchase agreements	49,476		38,771
Debt securities:
Total debt instruments held	11,980		10,939
Total trading assets	21,977
Total other financial assets mandatorily held at fair value through profit or loss	41,696		44,739
Total financial assets at fair value through profit or loss	63,673		62,781
Level 2 £m | Financial assets at fair value through profit or loss
Debt securities:
Total trading assets			18,042
Level 2 £m | Held for trading £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	621		23
Reverse repurchase agreements	20,466		17,413
Debt securities:
Government securities	0		0
Asset-backed securities	149		77
Corporate and other debt securities	741		529
Total debt instruments held	890		606
Level 2 £m | Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	2,787		3,127
Loans and advances to customers	2,418		1,992
Debt securities:
Government securities	2		4
Other public sector securities	2,288		2,300
Bank and building society certificates of deposit	8,667		7,504
Asset-backed securities	285		327
Corporate and other debt securities	14,722		18,061
Total debt instruments held	25,964		28,196
Treasury and other bills	0		0
Equity shares	0		0
Contracts held with reinsurers	10,527		11,424
Level 2 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	115		48
Asset-backed securities	149		121
Corporate and other debt securities	13,755		12,090
Total debt instruments held	14,019		12,259
Equity shares	0		0
Total financial assets at fair value through other comprehensive income	14,019		12,259
Level 2 £m | Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	77,692		75,040
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	7,892		10,764
Loans and advances to customers	455,846		439,449
Reverse repurchase agreements	0		0
Debt securities:
Total debt instruments held	2,400		4,200
Total trading assets	0
Total other financial assets mandatorily held at fair value through profit or loss	9,889		11,681
Total financial assets at fair value through profit or loss	9,889		11,681
Level 3 £m | Financial assets at fair value through profit or loss
Debt securities:
Total trading assets			0
Level 3 £m | Held for trading £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0		0
Reverse repurchase agreements	0		0
Debt securities:
Government securities	0		0
Asset-backed securities	0		0
Corporate and other debt securities	0		0
Total debt instruments held	0		0
Level 3 £m | Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0		0
Loans and advances to customers	6,010		7,890
Debt securities:
Government securities	0		0
Other public sector securities	0		0
Bank and building society certificates of deposit	0		0
Asset-backed securities	367		186
Corporate and other debt securities	2,161		2,064
Total debt instruments held	2,528		2,250
Treasury and other bills	0		0
Equity shares	1,351		1,541
Contracts held with reinsurers	0		0
Level 3 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	0		0
Asset-backed securities	48		52
Corporate and other debt securities	0		0
Total debt instruments held	48		52
Equity shares	325		232
Total financial assets at fair value through other comprehensive income	373		284
Level 3 £m | Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	£ 10,262		£ 11,965